Fair Value Measurement - Black Scholes Model For The Valuation Of Fair Value Of Warrants (Details)	Jan. 26, 2024	Jun. 30, 2024 $ / shares Y	Dec. 31, 2023 Y $ / shares
Fair Value Measurements
Conversion ratio	16
Class A ordinary shares
Fair Value Measurements
Conversion ratio	240
Expiration of warrant (years)
Fair Value Measurements
Fair value of warrants | Y		3.4	3.9
Fair market value per share (US$)
Fair Value Measurements
Fair value of warrants		1.79	3.00
Exercise price (US$)
Fair Value Measurements
Fair value of warrants		41.25	41.25
Risk-free rate
Fair Value Measurements
Fair value of warrants		0.0448	0.0392
Standard derivation in the value of stock
Fair Value Measurements
Fair value of warrants		1.320	1.328